INCOME TAXES - 10-K (Tables) - Private GRI	9 Months Ended
Sep. 30, 2023
Income Taxes [Line Items]
Schedule of Reconciliation of Provision for Income Taxes
The difference between the provision for income taxes and the amount expected by applying the federal statutory rate of 21% to pre-tax loss is due to the following:

	Year Ended
	December 31,
	2022	2021
Expected tax benefit based on federal statutory rate	$(676)	$(328)
State tax benefit	(242)	(144)
Permanent differences	288	567
Increase (decrease) in valuation allowance	630	(95)
Provision for income taxes	$—	$—

Schedule of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities, and the related valuation allowance, are as follows as of:

	December 31,
	2022	2021
Net operating loss (NOL) carryforwards	$3,505	$2,879
Stock-based compensation	188	188
Accrued compensation	10	42
Operating lease liabilities	21	34
Operating lease right-of-use assets	(20)	(34)
Capitalized research and experimental expenditures	68	—
Depreciation and amortization	7	(2)
State income taxes	(235)	(193)
Valuation allowance	(3,544)	(2,914)
Net deferred tax asset	$—	$—